Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST INCOME
Loans & leases, including fees	$ 21,305	$ 17,457	$ 18,323
Securities:
Taxable	2,403	2,202	2,549
Tax-exempt	1,682	1,636	1,686
Other	382	332	278
Total interest income	25,772	21,627	22,836
INTEREST EXPENSE
Deposits	2,125	1,687	1,579
Borrowings	993	544	498
Total interest expense	3,118	2,231	2,077
Net interest income	22,654	19,396	20,759
PROVISION (CREDIT) FOR LOAN AND LEASE LOSSES	(350)	(750)	382
Net interest income after provision (credit) for loan and lease losses	23,004	20,146	20,377
NON-INTEREST INCOME
Service charges on deposit accounts	1,711	1,681	1,515
Gain on sale of loans	1,843	618	586
Net securities gains	(2)	158	116
Change in fair value of mortgage servicing rights	(31)	(12)	263
Increase in cash surrender value of life insurance	397	393	427
Other operating income	2,256	2,065	1,730
Total non-interest income	6,174	4,903	4,637
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	12,038	9,622	9,290
Occupancy expenses	2,917	2,224	2,134
Other operating expenses	7,498	5,938	6,268
Total non-interest expenses	22,453	17,784	17,692
Income before income taxes	6,725	7,265	7,322
PROVISION FOR INCOME TAXES	2,879	1,744	1,405
NET INCOME	$ 3,846	$ 5,521	$ 5,917
NET INCOME PER SHARE (basic and diluted) (in dollars per share)	$ 1.18	$ 1.68	$ 1.77